Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	219,482,121.46	17,309
Yield Supplement Overcollateralization Amount 01/31/22	6,946,935.35	0
Receivables Balance 01/31/22	226,429,056.81	17,309
Principal Payments	11,572,918.39	340
Defaulted Receivables	125,100.80	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	6,384,095.32	0
Pool Balance at 02/28/22	208,346,942.30	16,960

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.33%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,357,880.58	130
Past Due 61-90 days	645,075.38	40
Past Due 91-120 days	123,058.52	8
Past Due 121+ days	0.00	0
Total	3,126,014.48	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	140,362.87
Aggregate Net Losses/(Gains) - February 2022	-15,262.07
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.08%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	-0.30%
Third Prior Net Losses/(Gains) Ratio	-0.07%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	30.68

Flow of Funds	$ Amount

Collections	12,424,870.74
Investment Earnings on Cash Accounts	80.70
Servicing Fee	(188,690.88)
Transfer to Collection Account	-
Available Funds	12,236,260.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	436,955.14
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,943,838.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	531,493.93

Total Distributions of Available Funds	12,236,260.56

Servicing Fee	188,690.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	214,290,780.48
Principal Paid	11,135,179.16
Note Balance @ 03/15/22	203,155,601.32

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	84,620,780.48
Principal Paid	11,135,179.16
Note Balance @ 03/15/22	73,485,601.32
Note Factor @ 03/15/22	21.1774067%

Class A-4
Note Balance @ 02/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	82,950,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	31,150,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	15,570,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	569,587.47
Total Principal Paid	11,135,179.16
Total Paid	11,704,766.63

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	214,372.64
Principal Paid	11,135,179.16
Total Paid to A-3 Holders	11,349,551.80

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5499700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7516672
Total Distribution Amount	11.3016372

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6177886
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.0898535
Total A-3 Distribution Amount	32.7076421

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	533.79
Noteholders' Principal Distributable Amount	466.21

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,595,670.49
Investment Earnings	51.97
Investment Earnings Paid	(51.97)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$532,378.66	$990,116.85	$1,259,870.87
Number of Extensions	28	54	69
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.41%	0.50%